Goodwill And Intangible Assets - Summary of Allocation of Goodwill to Operating Segments (Details) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Goodwill allocated to operating segments	$ 1,278	$ 1,182	$ 875
Total
Disclosure of operating segments [line items]
Goodwill allocated to operating segments	1,161	1,065
Operating Segments With Significant Goodwill
Disclosure of operating segments [line items]
Goodwill allocated to operating segments	1,078	989
Financial Services
Disclosure of operating segments [line items]
Goodwill allocated to operating segments	194	177
Retail
Disclosure of operating segments [line items]
Goodwill allocated to operating segments	118	112
Communication
Disclosure of operating segments [line items]
Goodwill allocated to operating segments	86	81
Energy, Utilities, Resources and Services
Disclosure of operating segments [line items]
Goodwill allocated to operating segments	186	156
Manufacturing
Disclosure of operating segments [line items]
Goodwill allocated to operating segments	372	349
Life Sciences
Disclosure of operating segments [line items]
Goodwill allocated to operating segments	122	114
Operating Segments Without Significant Goodwill
Disclosure of operating segments [line items]
Goodwill allocated to operating segments	$ 83	$ 76